OPERATING SEGMENTS (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Financial revenue		R$ 40,164,687	R$ 36,921,980	R$ 14,444,690
Performance Assessed By Company		3,909,753	3,365,339	2,468,664
Depreciation and amortization		(2,791,523)	(2,718,856)	(1,117,416)
Financial income		4,006,563	4,738,391	1,955,784
Financial expenses		(5,033,540)	(5,773,810)	(2,795,874)
Income tax		1,047,986	(274,744)	(355,691)
Net income (loss)		1,040,689	(663,678)	155,467
Natura &Co LATAM
Disclosure of operating segments [line items]
Financial revenue		22,413,401	20,542,345	9,113,856
Performance Assessed By Company		2,595,653	2,369,517	1,372,172
Depreciation and amortization		(871,973)	(874,584)	(370,953)
Financial income		3,181,237	3,402,578	1,893,333
Financial expenses		(3,881,418)	(3,891,641)	(2,613,294)
Income tax		165,137	(428,191)	41,623
Net income (loss)		1,188,636	577,679	322,880
Avon International [member]
Disclosure of operating segments [line items]
Financial revenue	[1]	9,329,325	9,097,375
Performance Assessed By Company	[1]	272,655	185,914
Depreciation and amortization	[1]	(830,931)	(814,678)
Financial income	[1]	421,123	979,267
Financial expenses	[1]	(894,318)	(1,442,216)
Income tax	[1]	210,705	(121,603)
Net income (loss)	[1]	(919,316)	(1,213,315)
The Body Shop
Disclosure of operating segments [line items]
Financial revenue	[1]	5,821,776	5,332,922	4,028,660
Performance Assessed By Company	[1]	1,023,095	935,255	806,357
Depreciation and amortization	[1]	(795,127)	(761,224)	(559,921)
Financial income	[1]	63,939	82,736	44,953
Financial expenses	[1]	(137,834)	(157,705)	(99,765)
Income tax	[1]	(158,973)	(66,626)	(37,736)
Net income (loss)	[1]	(4,900)	32,436	153,888
Aesop [Member]
Disclosure of operating segments [line items]
Financial revenue	[1]	2,600,185	1,949,338	1,302,174
Performance Assessed By Company	[1]	622,944	606,544	351,944
Depreciation and amortization	[1]	(293,492)	(268,092)	(186,542)
Financial income	[1]	30,380	23,152	9,337
Financial expenses	[1]	(75,372)	(72,056)	(34,204)
Income tax	[1]	(90,277)	(55,219)	(47,768)
Net income (loss)	[1]	194,183	234,328	92,768
Corporate expenses [Member]
Disclosure of operating segments [line items]
Financial revenue
Performance Assessed By Company		(604,594)	(731,889)	(61,809)
Depreciation and amortization			(278)
Financial income		309,884	250,658	8,161
Financial expenses		(44,598)	(210,192)	(48,611)
Income tax		921,394	396,895	(311,810)
Net income (loss)		R$ 582,086	R$ (294,806)	R$ (414,069)

[1]	The operations of these segments located in Latin American countries (Latam) are presented in the Natura &Co Latam segment.